Description of Business and Summary of Significant Accounting Policies - Variable Interest Entity (Details) - shares	Jan. 08, 2021	Apr. 25, 2019	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Treasury stock, at cost, shares held (in shares)			16,821	56,513	56,513
Variable Interest Entity, Primary Beneficiary [Member] | Common Class A [Member]
Variable Interest Entity [Line Items]
Treasury stock, at cost, shares held (in shares)		320,513		56,513
Variable Interest Entity, Primary Beneficiary [Member] | Common Class A [Member] | Various employees
Variable Interest Entity [Line Items]
Number of shares transferred	206,667	264,000